CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Allowance on accounts receivable (in dollars)	$ 36,757	$ 62,415	$ 0
Accumulated depreciation on property, plant and equipment (in dollars)		409,629	251,958	210,862
Accumulated amortization on capitalized finance costs (in dollars)			1,892,236	1,806,261
Accumulated amortization on patents (in dollars)				34,257
Accumulated amortization and write off on intellectual property (in dollars)	232,751	163,403	0	9,158,056
Unamortized discount on convertible notes payable, current (in dollars)				$ 541,120
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,350,000,000	1,350,000,000	1,350,000,000	800,000,000
Common stock, shares issued	827,332,292	786,526,955	646,182,550	473,325,859
Common stock, shares outstanding	827,332,292	786,526,955	646,182,550	473,325,859
Series A Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Series B Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000